Long-Term Indebtedness - Additional Information (Detail) (Land Buildings And Lease Receivables Collateralized, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Land Buildings And Lease Receivables Collateralized
Debt Instrument [Line Items]
Secured loans	¥ 314	¥ 512